As filed with the  Securities and Exchange Commission on July 14, 2003
                                       Registration Nos.: 333-01153; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ( )
                         PRE-EFFECTIVE AMENDMENT NO.                       ( )
                                                    ----
                       POST-EFFECTIVE AMENDMENT NO.  12                    (X)
                                                    ----
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                           ( )
                              Amendment No. 26                             (X)
                                           ----
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes
                                               effective.

Title of securities being registered:         Flexible Premium Deferred Variable
                                              Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space)
      Immediately upon filing pursuant to paragraph (b).
----
 X    On July 14, 2003, pursuant to paragraph (b).
----  60 days after filing pursuant to paragraph (a)(1).
----  On __________ , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment no. 12 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated May 1, 2003. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, including all financial statements therein, except as provided in the supplement and updated Part C. The prospectus and Statement of Additional Information are incorporated by reference to Registrant's post-effective amendment no. 9 filed on April 18, 2003, except as provided in the supplement.

                            SCHWAB SELECT ANNUITY(R)
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account

                      Supplement dated July 14, 2003 to the
                    Prospectus for the Schwab Select Annuity
                                dated May 1, 2003



Please note the following changes to your prospectus and retain this Supplement for future reference.

Effective immediately, on page 7 of the prospectus, please replace the fifth sentence of the footnote to the section entitled Series Account Annual Expenses (as a percentage of average Annuity Account Value), denoted by the superscript number 1, with the following:

         The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.42%, respectively.

Effective October 1, 2003, the Safeco RST Equity Portfolio and the Safeco RST Small Company Value Portfolio will be renamed. Therefore, all references in the prospectus to Safeco RST Equity Portfolio are replaced with Safeco RST Core Equity Portfolio and all references in the prospectus to Safeco RST Small Company Value Portfolio are replaced with Safeco RST Small-Cap Value Portfolio.

On page 36, the Ending Unit Value of the INVESCO VIF Core Equity Fund for 2002 should be replaced with $13.01.


This Supplement must be accompanied by or read in conjunction with the current prospectus, dated May 1, 2003, for Schwab Select Annuity(R).

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

         The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 2002, 2001, and 2000 and for Variable Annuity-1 Series Account for the years ended December 31, 2002 and 2001 are included in Part B of the Registration Statement and incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed on April 18, 2003 (File No. 333-01153).

         (b)      Exhibits

                  (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

                  (2) Not applicable.

                  (3) Form of underwriting agreement between Depositor and Principal Underwriter is incorporated by reference to Depositor's Amendment No. 7 on Form S-1 filed on April 1, 2003 (File No. 333-11493).

                  (4) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                  (5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                  (6) Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No. 333-01153).

                  (7) Not applicable.

                  (8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(b) Form of participation agreement with Alliance Variable Products Series Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed on April 24, 2001 (File No. 333-52956); amendments thereto are incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(c) Form of participation agreement with American
                  Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with American Century Variable Portfolios are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(d) Form of participation agreement with Baron Capital Funds Trust is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

                  (8)(e) Form of participation agreement with Delaware Group Premium Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956); and amendment thereto is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(f) Form of participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); amendments to participation agreement with Dreyfus Variable Investment Fund are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(g) Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(h) Form of participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003, (File No. 333-52956).

                  (8)(i) Form of participation agreement with INVESCO Variable Investment Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153).

                  (8)(j) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996
                  (File No. 333-01153); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                  (8)(k) Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956); and amendment thereto is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on April 24, 2001
                  (File No. 333-52956).

                  (8)(l) Form of participation agreement with PIMCO Variable Insurance Trust and amendment thereto are incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File 333-52956).

                  (8)(m) Form of participation agreement with Prudential Series Fund, Inc., is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

                  (8)(n)  Form  of   participation   agreement  with  SAFECO
                  Resource Trust is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No.
                  333-01153);   amendments  to participation agreement with
                  SAFECO Resource Trust are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No.333-52956).

                  (8)(o) Form of participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(p) Form of participation agreement with Scudder Variable Life Investment Fund, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002; amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(q) Form of participation agreement with Strong Variable Insurance Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Strong Variable Insurance Funds is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(r) Form of participation agreement with The Universal Institutional Funds, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153).

                  (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

                  (10)  (a) Written Consent of Jorden Burt LLP is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

                        (b) Written Consent of Deloitte & Touche LLP is
                         incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).

                  (11) Not Applicable.

                  (12) Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

Item 25.  Directors and Officers of Depositor

                                                                                        Position
Name                                Principal Business Address                          with Depositor

James Balog                         2205 North Southwinds Boulevard, Apt. 307           Director
                                    Vero Beach, Florida  32963

James W. Burns, O.C.                        (7)                                         Director

Orest T. Dackow                             (3)                                         Director

Andre Desmarais                             (4)                                         Director

Paul Desmarais, Jr.                         (4)                                         Director

Robert Gratton                              (5)                                         Chairman


Kevin P. Kavanagh, C. M.                    (1)                                         Director

William Mackness                    696 Whitehaven Crescent                             Director
                                    London, Ontario N6G 4V4

William T. McCallum                         (3)                                         Director, President and
                                                                                        Chief Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited                       Director
                                    P.O. Box 130
                                    255 Commercial Street
                                    North Sydney, Nova Scotia  B2A 3M2

Michel Plessis-Belair, F.C.A.               (4)                                         Director

Brian E. Walsh                      QVan Capital, LLC                                   Director
                                    1 Dock Street, 4th Floor
                                    Stamford, Connecticut  06902

John A. Brown                               (3)                                         Senior Vice President,
                                                                                        Financial Services

S. Mark Corbett                             (3)                                         Senior Vice President,
                                                                                        Investments

John R. Gabbert                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Donna A. Goldin                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Mitchell T.G. Graye                         (3)                                         Executive Vice President,
Chief Financial Officer

Wayne Hoffmann                              (3)                                         Senior Vice President,
                                                                                        Investments

D.       Craig Lennox                       (6)                                         Senior Vice President,
                                                                                        General  Counsel and
                                                                                        Secretary

James C. Matura                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Charles P. Nelson                           (3)                                         Senior Vice President,
                                                                                        Financial Services

Deborah L. Origer-Bauroth                   (2)                                         Senior Vice President
                                                                                        Employee Benefits

Marty Rosenbaum                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Richard F. Rivers                           (2)                                         Executive Vice President
                                                                                        Employee Benefits

Gregg E. Seller                             (3)                                         Senior Vice President,
                                                                                        Financial Services

Robert K. Shaw                              (3)                                         Senior Vice President,
                                                                                        Financial Services

Mark Stadler                                (3)                                         Senior Vice President,
                                                                                        Employee Benefits

George D. Webb                              (3)                                         Senior Vice President,
                                                                                        Financial Services

Douglas L. Wooden                           (3)                                         Executive Vice President,
                                                                                        Financial Services

Jay W. Wright                               (2)                                         Senior Vice President,
                                                                                        Employee Benefits



(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)  8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3)  8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6)  8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26. Persons controlled by or under common control with the Depositor or
         -------------------------------------------------------------------
         Registrant
         ----------

         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
     100.0%  - 171263 Canada Inc. (Canada) - Holding Company
       67.4%  - Power Financial Corporation (Canada) - Holding Company
         81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
           100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
             100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding
                      Company
               100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                        100.0%  - Great-West Life & Annuity Capital I (Delaware)
                                  - Business Trust
               100.0%   - Great-West Life & Annuity Insurance Company (Colorado)
                          - Life and Health Insurance Company
                          100.0% - First Great-West Life & Annuity Insurance
                                   Company (New York) - Life and Health
                                   Insurance Company
                          100.0% - Advised Assets Group, LLC (Colorado) -
                                   Investment Adviser
                          100.0% - Alta Health & Life Insurance Company
                                   (Indiana) - Life and Health Insurance Company 100.0% - Alta Agency, Inc. (New York) - Insurance Agency
                          100.0% - BenefitsCorp, Inc. (Delaware) - Insurance
                                   Agency
                                   100.0%  - BenefitsCorp Equities, Inc.
                                             (Delaware) - Securities
                                             Broker/Dealer
                                   100.0%  - BCC Corp of Wyoming, Inc. (Wyoming)
                                             - Insurance Agency
                          100.0%  - National Plan Coordinators of Delaware, Inc.
                                    (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California)
                                              - Securities Broker/Dealer
                                    100.0%  - National Plan Coordinators of
                                              Washington, Inc. (Washington) -
                                              Third Party Administrator
                                    100.0%  - P.C. Enrollment Services &
                                              Insurance Brokerage, Inc.
                                              (Massachusetts) - Insurance Agency
                          100.0%  - One Benefits, Inc. (Colorado) - Holding
                                    Company
                                    100.0% - One Health Plan of Alaska, Inc.
                                             (Alaska) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Arizona, Inc.
                                             (Arizona) - Health Maintenance
                                             Organization
                                    100.0% - One of Arizona, Inc. (Arizona) -
                                             Preferred Provider Organization
                                    100.0% - One Health Plan of California, Inc.
                                             (California) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Colorado, Inc.
                                             (Colorado) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Florida, Inc.
                                             (Florida) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Georgia, Inc.
                                             (Georgia) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Illinois, Inc.
                                             (Illinois) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Indiana, Inc.
                                             (Indiana) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Kansas/Missouri,
                                             Inc. (Kansas) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Maine, Inc.
                                             (Maine) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Massachusetts,
                                             Inc. (Massachusetts) - Health
                                             Maintenance Organization
                                    100.0% - One Health Plan of Michigan, Inc.
                                             (Michigan) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Minnesota, Inc.
                                             (Minnesota) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Nevada, Inc.
                                             (Nevada) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of New Hampshire,
                                             Inc. (New Hampshire) - Preferred
                                             Provider Organization
                                    100.0% - One Health Plan of New Jersey, Inc.
                                             (New Jersey) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of New York, Inc.
                                             (New York) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of North Carolina,
                                             Inc. (North Carolina) - Health
                                             Maintenance Organization
                                    100.0% - One Health Plan of Ohio, Inc.
                                             (Ohio) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Oregon, Inc.
                                             (Oregon) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Pennsylvania,
                                             Inc. (Pennsylvania) - Health
                                             Maintenance Organization
                                    100.0% - One Health Plan of South Carolina,
                                             Inc. (South Carolina) - Preferred
                                             Provider Organization
                                    100.0% - One Health Plan of Tennessee, Inc.
                                             (Tennessee) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Texas, Inc.
                                             (Texas) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan, Inc. (Vermont) -
                                             Preferred Provider Organization
                                    100.0% - One Health Plan of Virginia, Inc.
                                             (Virginia) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Washington, Inc.
                                             (Washington) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Wisconsin, Inc.
                                             (Wisconsin) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Wyoming, Inc.
                                             (Wyoming) - Preferred Provider
                                             Organization
                                    100.0% - One Orchard Equities, Inc.
                                             (Colorado) - Securities
                                             Broker/Dealer
                          100.0%  - Financial Administrative Services
                                    Corporation (Colorado) - Third Party
                                    Administrator
                          100.0%  - GWL Properties, Inc. (Colorado) - Real
                                    Property Corporation
                           50.0%  - Westkin Properties Ltd. (California) - Real
                                    Property Corporation
                          100.0%  - Great-West Benefit Services, Inc.(Delaware)
                                    - Leasing Company
                           92.1%  - Maxim Series Fund, Inc. (Maryland) -
                                    Investment Company
                          100.0%  - GW Capital Management, LLC (Colorado) -
                                    Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC
                                              (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC
                                              (Colorado) - Securities
                                              Broker/Dealer
                           86.8%  - Orchard Series Fund (Delaware) - Investment
                                    Company
                          100.0% - Orchard Trust Company (Colorado) - Trust
                                   Company

Item 27. Number of Contractowners

As of June 15, 2003, there were 59 qualified contractowners and 9,772 non-qualified contractowners.

Item 28. Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

         Section 7-109-101.  Definitions.

         As used in this Article:

         (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


         (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

         (3)      "Expenses" includes counsel fees.

         (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


         (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

         (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

         (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

         Section 7-109-102.  Authority to indemnify directors.

         (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                      (I) In the case of conduct in an official capacity with
                          the corporation, that his or her conduct was in the corporation's best interests; and

                      (II) In all other cases, that his or her conduct was at
                           least not opposed to the corporation's best interests; and


                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

         (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph
                  (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

         (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

         (4)      A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


                  (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

          (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

          Section 7-109-103.  Mandatory Indemnification of Directors.

          Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

          Section 7-109-104.  Advance of Expenses to Directors.

          (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes to the corporation a written
                      affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;


                  (b) The director furnishes the corporation a written
                      undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

           Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and
                      reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

             Section 7-109-106.  Determination and Authorization of
                                 Indemnification of Directors.

             (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                    Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by
                    Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

             (2) The determinations required by subsection (1) of this section shall be made:

                    (a) By the board of directors by a majority vote of those
                        present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

                    (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3)    If a quorum cannot be obtained as contemplated in paragraph
                    (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                    (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                    (b) By the shareholders.

             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

             Section 7-109-107.  Indemnification of Officers, Employees,
                                 Fiduciaries, and Agents.

             (1)    Unless otherwise provided in the articles of incorporation:

                    (a) An officer is entitled to mandatory indemnification
                        under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                    (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                    (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

         A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

             Section 7-109-110.  Notice to Shareholders of Indemnification of
                                 Director.

         If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

         The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.



Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. ("BCE") is the distributor of securities of the Registrant. BCE also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, in addition to the FutureFunds Series Account, Maxim Series Account and COL VUL - 2 Series Account of the Depositor.

             (b) Directors and Officers of BCE

Charles P. Nelson                             (1)                 Chairman and President

Robert K. Shaw                                (1)                 Director

David G. McLeod                               (1)                 Director

Gregg E. Seller                      18101 Von Karman Ave.        Director and Senior Vice President
                                           Suite 1460
                                        Irvine, CA 92715

Jason R. Cavalier                             (1)                 Vice President

Thomas M. Connolly                    300 Broadacres Drive        Vice President
                                      Bloomfield, NJ 07003

William S. Harmon                             (1)                 Vice President

Kent A. Morris                    500 North Central, Suite 220    Vice President
                                       Glendale, CA 91203

Michael P. Sole                  One North LaSalle, Suite 3200    Vice President
                                       Chicago, IL 60602

Glen R. Derback                               (1)                 Treasurer

Beverly A. Byrne                              (1)                 Secretary

Teresa L. Buckley                             (1)                 Compliance Officer


------------------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter            Commissions               Redemption              Commissions        Compensation

BCE                       -0-                       -0-                      -0-               -0-



Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 14th day of July, 2003.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                                                     (Registrant)


                           By: /s/William T. McCallum
                               ----------------------
                               William T. McCallum, President
                               and Chief Executive Officer of
                               Great-West Life & Annuity
                               Insurance Company


                           GREAT-WEST LIFE & ANNUITY
                           INSURANCE COMPANY
                           (Depositor)


                           By: /s/William T. McCallum
                               ----------------------
                               William T. McCallum, President
                               and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                        Date


/s/Robert Gratton*                                         July 14, 2003
------------------------------------------
Director and Chairman of the Board,
Robert Gratton


/s/William T. McCallum                                     July 14, 2003
------------------------------------------
Director, President and Chief Executive
Officer, William T. McCallum


/s/Mitchell T.G. Graye                                     July 14, 2003
------------------------------------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/James Balog*                                            July 14, 2003
------------------------------------------
Director, James Balog


/s/James W. Burns*                                         July 14, 2003
------------------------------------------
Director, James W. Burns

Signature and Title                                        Date



/s/Orest T. Dackow*                                        July 14, 2003
------------------------------------------
Director, Orest T. Dackow



Director, Andre Desmarais


/s/Paul Desmarais, Jr.*                                    July 14, 2003
------------------------------------------
Director, Paul Desmarais, Jr.


/s/Kevin P. Kavanagh*                                      July 14, 2003
------------------------------------------
Director, Kevin P. Kavanagh


/s/William Mackness*                                       July 14, 2003
------------------------------------------
Director, William Mackness


/s/Jerry E.A. Nickerson*                                   July 14, 2003
------------------------------------------
Director, Jerry E.A. Nickerson


/s/Michel Plessis-Belair*                                  July 14, 2003
------------------------------------------
Director, Michel Plessis-Belair


/s/Brian E. Walsh*                                         July 14, 2003
------------------------------------------
Director, Brian E. Walsh



*By:     /s/D.C. Lennox                                    July 14, 2003
         -----------------------------
         D. C. Lennox
         Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to the Form N-4 registration statement filed on April 12, 2002.